Segments - Schedule of Other Financial Information Regarding The Company’s Operating Segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Other Financial Information Regarding The Company SOperating Segment Abstract
Government grant revenue		$ 25	$ 100	$ 45
Operating expenses:
Research personnel compensation costs, including stock-based compensation			1,350	1,641
CRO and regulatory costs			36	186
Administrative personnel compensation costs, including stock-based compensation			1,592	1,434
Rent and office costs			279	365
Legal and accounting costs			1,223	2,287
Other expenses			120	202
Total operating expenses	1,424	1,339	4,600	6,115
Loss from operations	(1,424)	(1,314)	(4,500)	(6,070)
Loss on change in the fair value of related party Tasly convertible debt	(61)	4	(311)	(22)
Interest expense (including related parties amounts of $2,400 and $2,530 for the year ended December 31, 2024 and 2023, respectively)	(1,230)	(1,080)	(4,424)	(4,283)
Other income	(1)	5	5	94
Total other expense, net	(1,292)	(1,071)	(4,730)	(4,211)
Net loss and comprehensive loss	$ (2,716)	$ (2,385)	$ (9,230)	$ (10,281)